        SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                             (Dated April 30, 1998)

                              WARBURG PINCUS TRUST
                         POST-VENTURE CAPITAL PORTFOLIO
                         SMALL COMPANY GROWTH PORTFOLIO

The following information supplements certain information in the Prospectus and Statement of Additional Information of each Warburg Pincus portfolio listed above in the section entitled "Management of the Portfolios -- Portfolio Managers":

POST-VENTURE CAPITAL PORTFOLIO

Robert S. Janis, formerly Associate Portfolio Manager, serves as Co-Portfolio Manager of the portfolio, along with Co-Portfolio Manager Elizabeth B. Dater. Stephen J. Lurito and Christopher M. Nawn no longer serve as Co-Portfolio Manager and Associate Portfolio Manager, respectively.

SMALL COMPANY GROWTH PORTFOLIO

Sammy Oh serves as Co-Portfolio Manager of the portfolio, along with Co-Portfolio Managers Elizabeth B. Dater and Stephen J. Lurito. Mr. Oh joined Warburg in 1997. Previously, Mr. Oh was a vice president with Bessemer Trust from 1995 to 1996, and he was a vice president of Forstmann-Leff from 1993 to 1995.

Dated: March 31, 1999                                               16-0399 for
                                                                          TRPVC
                                                                          TRSCG
                                                                          TREPX
                                                                          TREQF
                                                                          TRIPX
                                                                          TRIPS
                                                                          TRIUS
                                                                          TRGIP